Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of revenue

	2023	2022	2021
Passenger transportation (a)	17,253,631	14,621,481	7,119,086
Cargo transportation	964,240	530,578	361,648
Mileage Revenue	622,018	546,104	267,344
Other revenue	108,927	84,360	36,866
	18,948,816	15,782,523	7,784,944

Related tax (b)	(174,792)	(583,798)	(351,560)
Net revenue	18,774,024	15,198,725	7,433,384
(a)Of	Of the total amount, the total of R$377,829 on December 31, 2023, is made up of the revenue from non-attendance of passengers, rescheduling, ticket cancellation (R$272,807 on December 31, 2022).
(b)	The PIS and COFINS rates on revenues arising from regular passenger air transportation earned in the period ended December 31, 2023 were reduced to 0 (zero) with the enactment of Provisional Measure 1,147/2022, which was converted into Law 14,592/2023.

Schedule of revenue by geographical location

	2023	%	2022	%	2021	%
Domestic	16,365,889	87.2	13,411,513	88.2	7,174,373	96.5
International	2,408,135	12.8	1,787,212	11.8	259,011	3.5
Net revenue	18,774,024	100.0	15,198,725	100.0	7,433,384	100.0